Income tax incurred and deferred: (Details Textual) $ in Thousands, $ in Thousands	2 Months Ended	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2018	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 COP ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Oct. 19, 2017 MXN ($)	Jun. 02, 2017 MXN ($)
Share of profit (loss) of associates accounted for using equity method			$ 6,358,687		$ 5,051,189
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce current tax expense			$ 86,083		$ 93,975
Applicable tax rate		33.00%	30.00%	30.00%	30.00%	30.00%
Asset Tax, percentage Refundable			10.00%	10.00%
Income taxes paid (refund)			$ 211,675		$ 50,716
Tax expense (income), continuing operations			(1,635,447)		(1,401,184)	$ (1,094,863)
Surcharge tax			$ 2,933
Description of applicability of tax law			Law 1739 of December 23, 2014 in force, establishes the determination and payment of a surcharge on income tax for equity - CREE, which is the responsibility of the taxpayers of this tax and applies to a taxable base higher than the COP800,000, which is equivalent to 6%.	Law 1739 of December 23, 2014 in force, establishes the determination and payment of a surcharge on income tax for equity - CREE, which is the responsibility of the taxpayers of this tax and applies to a taxable base higher than the COP800,000, which is equivalent to 6%.
Deferred tax expense (income)			$ (932)		(932)	(5,259)
Income recognised as a result of asset tax			$ 58,890
Asset tax recoverable period			10 years	10 years
Aerostar [Member]
Deferred tax expense (income)			$ 267,307
Airplan [Member]
Deferred tax expense (income)			357,563
Top of range [member]
Profit (loss) from continuing operations				$ 800,000
Aerostar Airport Holdings, LLC [Member]
Deferred tax liabilities recognised as of acquisition date								$ 808,894
Aeropuertos Centro Norte, S. A. [Member]
Deferred tax liabilities recognised as of acquisition date							$ 861,483
Puerto Rico [Member]
Share of profit (loss) of associates accounted for using equity method			$ 77,551
Applicable tax rate			10.00%	10.00%
Colombia [Member]
Share of profit (loss) of associates accounted for using equity method			$ 48,877
Applicable tax rate			34.00%	34.00%
Applicable tax rate, surcharge			6.00%	6.00%
Colombia [Member] | Liquid equity [Member]
Share of profit (loss) of associates accounted for using equity method	$ 23,462
Investments rate of return	3.00%
Provision for taxes other than income tax [member]
Current tax expense (income)			$ 932		$ 932	$ 5,259